Acquisition of Intermeccanica (Details) - CAD ($)	Dec. 31, 2017	Oct. 18, 2017	Dec. 31, 2016
Intangible assets:
Goodwill and other intangible assets	$ 1,260,014		$ 2,170
Intermeccanica [Member]
Fair value of purchase consideration at October 18, 2017
Cash		$ 1,000,000
Promissory note		1,500,000
Total consideration		2,500,000
Fair value amounts of identifiable assets acquired and liabilities assumed
Cash		59,449
Receivables		65,565
Prepaid expenses		12,848
Inventory		188,811
Plant and equipment		24,282
Intangible assets:
Customer relationships		87,000
Contracted backlog		23,000
Non-compete covenants		25,000
Trade name		423,000
Trades payable and accrued liabilities		(91,025)
Customer deposits		(167,236)
Shareholder loans		(43,538)
Deferred income tax		(149,794)
Total net identifiable assets		457,362
Goodwill and other intangible assets		2,042,638
Total		$ 2,500,000